Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting
Segment Reporting

Note 22 – Segment Reporting

The chief operating decision-maker organizes and manages the business under two operating segment, consisting of royalty, stream and working interests in the mining and energy sectors.

The Company’s reportable segments for purposes of assessing performance are presented as follows:

			Total
			segment
As at December 31, 2018	Mining	Energy	gross profit
Revenue	$567.1	$86.1	$653.2

Income/(expenses)
Costs of sales	$112.3	$5.9	$118.2
Depletion and depreciation	206.6	37.3	243.9
Segment gross profit	$248.2	$42.9	$291.1

			Total
			segment
As at December 31, 2017	Mining	Energy	gross profit
Revenue	$628.0	$47.0	$675.0

Income/(expenses)
Costs of sales	$137.4	$4.6	$142.0
Depletion and depreciation	246.3	22.6	268.9
Segment gross profit	$244.3	$19.8	$264.1

A reconciliation of total segment gross profit to the consolidated net income before income taxes is presented below:

	2018	2017
Total segment gross profit	$291.1	$264.1

Other operating (income)/expenses
General and administrative expenses	$22.6	$24.9
Impairment of royalty, streams and working interests	76.0	-
Gain on sale of bullion	(0.1)	(0.3)
Depreciation	3.8	4.1
Foreign exchange (gain) and other income (expenses)	(1.8)	(1.1)
Realized gain on investments	-	(2.0)
Impairment of investments	-	4.5
Income before finance items and income taxes	$190.6	$234.0

Finance items
Finance income	$3.1	$5.4
Finance expenses	(4.6)	(3.4)
Net income before income taxes	$189.1	$236.0

Revenues earned during the years ended December 31, 2018 and 2017 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest:

	2018	2017
Latin America:
Peru	$148.6	$153.1
Chile	70.5	105.2
Other	49.2	67.7
United States	137.2	100.2
Canada	122.6	125.5
Rest of World	125.1	123.3
	$653.2	$675.0

For the year ended December 31, 2018,  two interests generated revenue totaling $97.5 million and $70.5 million, (2017 – two interests generated revenue totaling $90.2 million and $105.2 million), comprising 14.9% and 10.8%, respectively (2017 – 13.4% and 15.6%, respectively) of revenue.

Royalty, stream and working interests as at December 31, 2018 and 2017 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest.

	2018	2017
Latin America:
Panama	$1,364.9	$734.4
Peru	886.2	953.2
Chile	504.0	533.4
Other	52.6	59.0
United States	931.1	622.5
Canada	503.9	666.7
Rest of World	312.9	370.0
	$4,555.6	$3,939.2

Investments of $169.7 million (2017 - $203.1 million) are held in Canada. Energy well equipment, included in other non-current assets, of $10.2 million (2017 - $12.7 million) is located in Canada.